Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Share capital
Share capital

The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2019, the Company had 1,030,399,987 common shares outstanding, including 1,705,000 common shares held in trust under the Company’s Incentive Plan (described below). No preferred shares were outstanding.

On December 13, 2019, the Company paid a dividend of $0.01 per share. The total dividend of $10 million was treated as a reduction of deficit in the Consolidated Statement of Changes in Equity during the period.

During 2019, the Company received $72 million (2018 - $22 million) pursuant to the exercise of 34 million (2018 – 12 million) stock options. Cash proceeds for the year ended December 31, 2019 were $73 million and also included proceeds of $1 million from options exercised but for which the shares were still pending issuance at December 31, 2018, which were collected during 2019.

Stock options

During 2019, approximately 5 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $3.30 to Cdn. $4.65 per share. These stock options have a term of up to ten years and vest over a period of up to eight years. The estimated fair value when granted of these options totalling $7 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 1.9%, an expected life of up to 10 years, an expected volatility of approximately 54% and a dividend yield rate of nil or 1.07% depending on the timing of the grant.

During 2018, approximately 25 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $2.94 to Cdn. $3.44 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $26 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 2.0%, an expected life of up to 3 years, an expected volatility of approximately 56% and a dividend yield rate of nil.

Option pricing models require the input of highly subjective assumptions regarding the expected volatility. Changes in assumptions can materially affect the fair value estimate.

For the year ended December 31, 2019, share-based payments expense, relating to the vesting of stock options, was $9 million (2018 - $15 million), net of $2 million (2018 - $3 million) capitalized to mining interests and $2 million (2018 - $3 million) included in the results from discontinued operations.

A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2017	57,602	2.70
Granted	25,380	3.35
Exercised	(12,347)	2.40
Forfeited or expired	(3,003)	3.50
Outstanding at December 31, 2018	67,632	2.96
Granted	4,764	4.28
Exercised	(35,340)	2.78
Forfeited or expired	(990)	3.42
Outstanding at December 31, 2019	36,066	3.29

During 2019, 35 million (2018 – 12 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $4.41 (2018 – Cdn. $3.55).

Stock options outstanding and exercisable as at December 31, 2019 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	2,410	1.10	1.12	2,410	1.12
2.00 – 2.99	2,824	0.56	2.09	2,710	2.06
3.00 – 3.99	27,223	3.15	3.44	13,531	3.47
4.00 – 4.65	3,609	8.69	4.55	145	4.35
	36,066	3.36	3.29	18,796	2.98

Subsequent to December 31, 2019, the Company issued 5 million shares for proceeds of $12 million upon the exercise of stock options.

Restricted share unit plan

The Company has a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. The RSU Plan reflects the Company’s commitment to a long term incentive compensation structure that aligns the interests of its directors, executive officers and employees with the interests of its shareholders. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2019, the Company granted approximately 3 million (2018 – 1 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vested one year from the grant date, another one-third will vest two years from the grant date with the remainder vesting three years from the grant date. The total estimated fair value of the RSU granted was approximately $8 million (2018 - $4 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense (and either charged to operations or capitalized to mining interests) over the vesting period.

For the year ended December 31, 2019, share-based payments expense, relating to the vesting of RSUs, was $6 million (2018 - $2 million).

Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2017	1,270
Granted	1,455
Vested and converted to common shares	(671)
Outstanding at December 31, 2018	2,054
Granted	2,963
Vested and converted to common shares	(1,083)
Outstanding at December 31, 2019	3,934

Incentive plan

On June 29, 2007, the Company established the B2Gold Incentive Plan (the “Incentive Plan”) for the benefit of directors, officers, employees and service providers of the Company and issued to the trustees of the Incentive Plan options to acquire 4,955,000 common shares. On October 12, 2007, following the exercise of these options, an aggregate of 4,955,000 common shares were issued to and paid for by the trustees of the Incentive Plan. These shares were held in trust by the trustees pursuant to the terms of the Incentive Plan. The Company is required under IFRS to consolidate the trust. The Company recognizes a share-based compensation expense with respect to these incentive shares, when these shares are granted to the ultimate beneficiaries by the trust. As at December 31, 2019, there are 1,705,000 common shares remaining in the trust.

Deferred share unit plan

The Company has a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director is required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash.

For the year that ended December 31, 2019, the Company issued 346,000 DSUs (2018 - 291,000) with a fair market value of $1 million (2018 - $1 million) to directors of the Company. For the year ended December 31, 2019, share-based payments expense relating to DSUs was $2 million (2018 - $1 million).

Performance share unit plan

During the year ended December 31, 2019, the Company established a Performance Share Unit plan (the "PSU plan") for the benefit of officers, employees and other eligible consultants. Under the plan, eligible participants will receive shares based on the achievement of certain defined performance measures over a defined period of time. The number of shares receivable shall be 0% to 200% of the performance share units ("PSUs") awarded, with the factor applied being dependent on the extent to which the defined performance measures have been achieved.

As at December 31, 2019, no PSUs had been issued under the plan.

Earnings per share
For the year-ended December 31, 2018, the impact of share issuances arising from conversion of the convertible notes during the period they were outstanding were included in the calculation of diluted weighted average shares outstanding and their impact removed from diluted net income attributable to shareholders of the Company as these securities were dilutive.
The following is the calculation of net income from continuing operations and diluted net income from continuing operations attributable to shareholders of the Company:

	2019	2018
	$	$

Net income from continuing operations	$308,859	$134,767
Non-controlling interests	(22,459)	(16,183)
Net income from continuing operations (attributable to shareholders of the Company)	286,400	118,584
Dilutive impact of gain on fair value of convertible notes	—	(10,651)
Diluted net income from continuing operations (attributable to shareholders of the Company)	$286,400	$107,933

The following is the calculation of diluted net income attributable to shareholders of the Company:

	2019	2018
	$	$

Net income (attributable to shareholders of the Company)	$293,382	$28,938
Dilutive impact of gain on fair value of convertible notes	—	(10,651)
Diluted net income (attributable to shareholders of the Company)	$293,382	$18,287

The following is the calculation of diluted weighted average number of common shares outstanding for the year:

	2019	2018
	$	$

Basic weighted average number of common shares outstanding (in thousands)	1,014,100	986,755

Effect of dilutive securities:
Convertible notes	—	49,393
Stock options	8,021	10,762
Restricted share units	794	458
Diluted weighted average number of common shares outstanding (in thousands)	1,022,915	1,047,368

The following is the basic and diluted earnings per share from continuing operations:

	2019	2018
	$	$

Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic	$0.28	$0.12
Diluted	$0.28	$0.10

The following is the basic and diluted earnings per share:

	2019	2018
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.29	$0.03
Diluted	$0.29	$0.02